LEASES - Finance leases - Maturities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Maturities of finance leases
2026	$ 36,758
2027	26,504
2028	25,287
2029	24,061
2030	13,566
Thereafter	37,558
Total lease payments	$ 163,734